UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 340 Soquel Avenue, Suite 115
         Santa Cruz, CA  95062

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Santa Cruz, CA     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $832,096 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    34797   726307 SH       SOLE                   112217        0   614090
ADVANCE AUTO PARTS INC         COM              00751Y106    44115   666886 SH       SOLE                    77531        0   589355
AFLAC INC                      COM              001055102    40486   717452 SH       SOLE                   118915        0   598537
ALCON INC                      COM SHS          H01301102     5154    31543 SH       SOLE                     8425        0    23118
BECTON DICKINSON & CO          COM              075887109    40080   474203 SH       SOLE                    77150        0   397053
CANADIAN NATL RY CO            COM              136375102    24810   373250 SH       SOLE                     6005        0   367245
CHEVRON CORP NEW               COM              166764100    41131   450751 SH       SOLE                    71804        0   378947
CVS CAREMARK CORPORATION       COM              126650100    38687  1112668 SH       SOLE                   189381        0   923287
GOOGLE INC                     CL A             38259P508    41114    69219 SH       SOLE                    10299        0    58920
HEWLETT PACKARD CO             COM              428236103    33176   788036 SH       SOLE                   135668        0   652368
JOHNSON & JOHNSON              COM              478160104    34780   562325 SH       SOLE                    92196        0   470129
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    38790   580000 SH       SOLE                    38772        0   541228
KRAFT FOODS INC                CL A             50075N104    37243  1181932 SH       SOLE                   205188        0   976744
LOEWS CORP                     COM              540424108    39404  1012696 SH       SOLE                   156659        0   856037
MCDONALDS CORP                 COM              580135101    38436   500724 SH       SOLE                    78964        0   421760
MCKESSON CORP                  COM              58155Q103    39274   558023 SH       SOLE                    90578        0   467445
MICROSOFT CORP                 COM              594918104    42015  1505387 SH       SOLE                   243125        0  1262262
NOVARTIS A G                   SPONSORED ADR    66987V109    44770   759457 SH       SOLE                   127038        0   632419
QUALCOMM INC                   COM              747525103      235     4740 SH       SOLE                        0        0     4740
SPDR GOLD TRUST                GOLD SHS         78463V107    37867   272972 SH       SOLE                    18607        0   254365
THERMO FISHER SCIENTIFIC INC   COM              883556102    21038   380025 SH       SOLE                    60497        0   319528
TOTAL S A                      SPONSORED ADR    89151E109    38718   723964 SH       SOLE                   115232        0   608732
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    40870  1545782 SH       SOLE                   255500        0  1290282
WAL MART STORES INC            COM              931142103    35106   650958 SH       SOLE                   112652        0   538306